Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets	$ 663	$ 725	$ 7,241
Depreciation of property, plant and equipment	72,869	80,834	90,087
Depreciation and amortization charges, operating allowances and write-downs	$ 73,532	$ 81,559	$ 97,328